Average Annual Total Returns - Invesco VI Government Securities Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Intermediate U.S. Government Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Intermediate U.S. Government Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Intermediate U.S. Government Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Intermediate U.S. Government Funds Classification Average 1 Year	Lipper VUF Intermediate U.S. Government Funds Classification Average 5 Years	Lipper VUF Intermediate U.S. Government Funds Classification Average 10 Years
Total	May 05, 1993	6.27%	3.19%	2.79%	Sep. 19, 2001	5.97%	2.92%	2.52%	7.51%	4.44%	3.84%	5.73%	2.89%	2.46%	6.76%	3.12%	2.78%